Risk management and financial instruments (Tables)	6 Months Ended
Jun. 30, 2013
Risk management and financial instruments [Abstract]
Interest rate swap and cross currency interest rate swap agreements
The Company's interest rate swap agreements as at June 30, 2013, were as follows:

Outstanding principal	Receive rate	Pay rate	Length of contract
(In US$ millions)
265.9 *	3 month LIBOR	1.11%	Oct 2012 – Dec 2019
265.9 *	3 month LIBOR	1.38%	Oct 2012 – Dec 2022
100.0	3 month LIBOR	1.36%	Oct 2012 – Oct 2019
231.1 *	3 month LIBOR	0.74%	Nov 2012 – Nov 2017
200.0	3 month LIBOR	1.36%	Oct 2012 – Oct 2019
95.5 *	3 month LIBOR	1.11%	May 2013 – Jun 2020

*The outstanding principal of these amortizing swaps falls with each capital repayment of the underlying loans

Carrying value and estimated fair value of financial instruments
The carrying value and estimated fair value of the Company's financial instruments at June 30, 2013 and December 31, 2012 were as follows:

	June 30, 2013		December 31, 2012
(In US$ millions)	Fair value	Carrying value	Fair value	Carrying value

Cash and cash equivalents	$50.0	$50.0	$19.5	$19.5
Revolving credit facility	69.6	69.6	-	-
Current portion of long term debt to related party	572.2	572.2	235.6	235.6
Long-term portion of interest bearing debt to related party	689.9	689.9	1,057.1	1,057.1

Financial instruments measured at fair value on a recurring basis
Other financial instruments that are measured at fair value on a recurring basis are as follows:

	Fair value	Fair value measurements at reporting date using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In US$ millions)	June 30, 2013	(Level 1)	(Level 2)	(Level 3)
Assets:
Derivative instruments – Interest rate swap contracts	27.3	-	27.3	-

	Fair value	Fair value measurements at reporting date using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In US$ millions)	December 31, 2012	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Derivative instruments – Interest rate swap contracts	5.9	-	5.9	-